Accrued expenses	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	Accrued expenses
The following is a table summarizing the components the components of our accrued expenses as of December 31, 2022 and 2021:

	At December 31,
In thousands of U.S. dollars	2022	2021
Accrued expenses to a related party port agent	$818	$417
Scorpio Ship Management S.A.M. (SSM)	89	161
Related party port agent	58	—
Scorpio Commercial Management S.A.M. (SCM)	33	—
Scorpio Services Holding Limited (SSH)	1	—
Scorpio LR1 Pool Limited	—	—
Accrued expenses to related parties	999	578

Suppliers	32,051	15,193
Accrued short-term employee benefits	40,295	3,908
Deferred income	10,963	—
Accrued interest	7,200	5,156
Other accrued expenses	—	71
	$91,508	$24,906
Deferred income represents amounts collected in advance from customers for our vessels on time charter or deferred revenue on time charter out arrangements whose payment terms differ from the pattern of revenue recognition on a straight line basis. The terms of these agreements are described in Note 16.